General	12 Months Ended
Dec. 31, 2021
Disclosure of general information about financial statements [text block] [Abstract]
GENERAL

NOTE 1: GENERAL

a.	Business description

INX Limited (the “Company” or “INX”) is engaged in the operation and ongoing development with the purpose of providing an integrated, regulated solution for trading blockchain assets, that includes a cryptocurrency trading platform, a security token trading platform and other services and products related to the trading of blockchain assets.

INX permits the trading of various blockchain assets, including cryptocurrencies and security tokens. The Company has developed the trading platforms that facilitates peer-to-peer professional trading services. The trading platforms are designed to help customers automate and coordinate front-office trading functions, middle-office risk management and reporting functions, and back-office accounting functions. The Company charges a fee at the transaction level. The transaction fee is calculated based on volume and as such varies as a result of the value of the transaction. The transaction fee is collected from the customers at the time the transaction is executed.

As part of the Company’s blockchain ecosystem, the Company created the INX Token (the “INX Token”), and on August 20, 2020, the SEC acknowledged effectiveness of the F-1 Registration Statement that was filed by INX with the SEC and declared effectiveness of the INX Token Offering (“the Offering”). The Company offered up to 130 million INX Tokens at a price of $0.90 per INX Token.

The INX Token was offered to the public from August 20, 2020, and closed on April 22, 2021, when the Offering was completed. See Note 6.

In the years ended December 31, 2021, and 2020, the Company issued 93,409,410 and 10,256,128 INX Tokens, respectively, in the INX Token Offering for a total consideration of $84,068 and $9,234, respectively. In addition, in the years ended December 31, 2021, and 2020, the Company issued 8,904,667 and 1,481,481 in INX Token financing agreement, in which the consideration for the INX Tokens amounted to for total consideration of $6,451 and 1,171, respectively. (see Note 6).

On July 2021, INX listed the INX Token for trading on the INX Securities Trading Platform.

The Company has not allocated for issuance and has no current intention to issue 35 million of the 200 million INX Tokens that have been created. In addition, the Company will reserve an additional 20% of INX Tokens received as payment of transaction fees, as long as the total amount of INX Tokens reserved does not exceed 35 million plus 50% of the number of INX Tokens sold by the Company to the public pursuant to our initial public offering and subsequent offerings of INX Tokens (excluding re-issuances of reacquired INX Tokens), up to a maximum of 100 million INX Tokens. The Company does not intend to issue these reserved INX Tokens for general fundraising purposes; However, these INX Tokens may be issued to fund acquisitions, address regulatory requirements or fund the operations of the Company if the Board of Directors determines that the Company has net cash balances sufficient to fund less than six months of the Company’s operations. The Company intend to restrict issuances of the reserved INX Tokens to these or similar extraordinary situations to limit the dilution to INX Token holders.

The INX Token may be used in the future, subject to the Company’s discretion, to pay INX Securities trading platform transaction fees at a minimum discount of 10% as compared to the use of other currencies.

Following an amendment to the INX Token rights which was approved by the Board of Directors of the Company on May 17, 2019 (the “Token Rights Amendment”), the Holders of INX Tokens (other than the Company) will be entitled to receive a pro rata distribution of 40% of the Company’s net cash flow from operating activities, excluding any cash proceeds from an initial sale by the Company of an INX Token (the “Adjusted Operating Cash Flow”). The distribution will be based on the Company’s cumulative Adjusted Operating Cash Flow, net of cash flows which have already formed a basis for a prior distribution, calculated as of December 31 of each year. The distribution will be paid to parties (other than the Company) holding INX Tokens as of March 31 of the following year. Distributions will be paid on April 30, commencing with the first distribution to be paid, if at all. As of December 31, 2021 the cumulative adjusted operating cash flow activity is negative, and therefore no distribution is payable on April 30, 2022.

b.	Organizational information:

The Company was incorporated in Gibraltar on November 27, 2017. Its registered office is located at 57/63 Line Wall Road.

The Company’s founding shareholders are Triple-V (1999) Ltd. (“Triple-V”), and A-Labs Finance and Advisory Ltd. (“A-Labs”), which as of December 31, 2021, own 22.41% and 7.9%, respectively, of the Company’s outstanding Ordinary shares.

The Company operates through seven wholly owned subsidiaries, four of which were recently acquired by the Company, and three of which were incorporated by the Company:

●	INX Digital, Inc. (“INXD”), a Delaware corporation, is registered as a money transmitter to operate a trading platform for cryptocurrencies.
●	INX Securities, LLC (Previously named: Openfinance Securities, LLC) (“INXS”), a Pennsylvania limited liability company. INXS is recognized in the US as a registered Broker Dealer and is an SEC-registered Alternative Trading System (“ATS”). INXS was purchased by the Company as part of the OFN Asset Purchase Agreement (See Note 3).

●	I.L.S. Brokers Ltd. (“ILSB”), a company incorporated under the laws of the State of Israel, was purchased by the Company as part of the ILSB Acquisition (See Note 3). ILSB is a multinational brokerage house, established in 2001, that facilitates financial transactions between banks and offers a full range of brokerage services to several leading banks worldwide. ILSB’s main field of operation is foreign exchange and interest rate derivatives services. ILSB’s activities are regulated by the Israeli Capital Market Authority, Insurance and Savings and registered with the U.S. National Futures Association (“NFA”) (authorized by the U.S. Commodity Futures Trading Commission (“CFTC”)). ILSB holds the following license: Provider of Financial Services in Israel and an introducing broker (IB) license from NFA (CFTC) in the US.

●	Midgard Technologies Ltd. (“Midgard”) is a company incorporated under the laws of the State of Israel. Midgard has served as the research and development arm of INX since November 1, 2020, and was acquired on April 1, 2021.

●	INX EU Ltd. (“INX EU”), a company incorporated under the laws of Cyprus. INX EU plans to apply to the Cyprus Securities and Exchange Commission for a Crypto-Asset Services Provider license.

●	INX Transfer Agent LLC (previously named TokenSoft LLC) (“Transfer Agent”) - a Delaware limited liability company. Transfer Agent is a transfer agent registered with the SEC, acquired by the Company pursuant to a purchase agreement dated December 28, 2021 for nominal consideration.

●	INX Solutions Limited, incorporated by the Company in Gibraltar as a private company limited by shares. INX Solutions Limited was a dormant company until end of March 2022. INX Solutions Limited is intend to run the company risk management and provides liquidity to the platforms operated by Company, commencing during the second quarter of 2022.

The following INX subsidiaries are currently dormant, in order to focus on specific lines of business:

●	INX Digital Assets UK Limited (Previously named: ILSB UK Limited) (“INX UK”), a company incorporated under the laws of England and Wales. INX UK plans to apply to the Financial Conduct Authority (“FCA”) for an introducing broker license and to be registered as a financial services company. INX acquired all the issued and outstanding shares of INX UK on July 13, 2021, from Mr. James Crossley, a Board member of the Company, in consideration for an inconsequential amount of cash.

●	INX Services, Inc., a Delaware corporation.

INXD launched a cryptocurrency trading platform on April 29, 2021, which was developed by INX and is operated by INXD. Some types of cryptocurrencies are supported for trading on the INX Digital platform such as: Bitcoin, Ethereum, Zcash, Litecoin, USD Coin, GYEN and Zytara dollar.

INXD is qualified to operate as a money transmitter in 38 US states plus Washington D.C. and Puerto Rico. INX intends to obtain money transmitter licenses or otherwise become qualified to operate in most US states and territories by 2022.

c.	COVID – 19

In early 2020, an outbreak of the novel strain of a coronavirus, which causes a disease named COVID-19, spread worldwide. As a result of the coronavirus pandemic, governments and industries have instituted drastic actions to contain the coronavirus or treat its impact. Such actions, including bans on international and domestic travel, quarantines, and prohibitions on accessing work sites, have caused significant disruptions to global and local economies, and have led to dramatic volatility in the capital markets.

The extent to which the coronavirus pandemic impacts the Company’s operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence. Factors that may result in material delays and complications with respect to the Company’s business, financial condition and results of operation include the duration and severity of the outbreak, and the actions that may be required to contain the coronavirus or treat its impact.

In particular, the continued spread of the coronavirus globally could adversely impact the Company’s operations, including the development of the Company’s platforms within the expected timeframes, the health and safety of the employees, the ability to complete recruitment for open employment positions, and the ability to raise capital. In addition, the coronavirus pandemic could affect the operations of key governmental agencies, such as the SEC and CFTC, which may delay the development and regulatory approval necessary to operate the Company’s platforms.

d.	Assessment of going concern:

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Since inception of activities in September 2017, the Company has incurred a loss from operations and as of December 31, 2021, the Company has an accumulated deficit of $247,902. The Company has not yet generated cash from operations and has relied on its ability to fund its operations primarily through proceeds from SAFE, and proceeds from the Token offering.

On January 10, 2022, the Valdy Transaction (see Note 18) was completed, pursuant to which Valdy acquired all of the issued and outstanding securities of the Company from the INX Security holders by way of a securities exchange. In addition, the Company received net proceeds from the Concurrent Financing in the amount of approximately $29,400.

Based on the Company’s existing cash funds, the proceeds from the Concurrent Financing as described above and management’s projections of the operating results for the next twelve months, management concluded that the Company has sufficient funds to continue its operations and meet its obligations for a period of at least twelve months from the date the financial statements were authorized for issuance.

e.	Technology risk

INX’s business model is dependent on continued investment in and development of the blockchain industry and related technologies.

The blockchain technology is a nascent and rapidly changing technology and there remains relatively small use of blockchain networks and blockchain assets in the retail and commercial marketplace. The slowing or stopping of the development or acceptance of blockchain networks may adversely affect the Company.

The open-source structure of blockchain software means that blockchain networks may be susceptible to malicious cyber-attacks or may contain exploitable flaws, which may result in security breaches and the loss or theft of blockchain assets.

Each blockchain network, including the Ethereum network, is dependent upon its users and contributors. Actions taken, or not taken, by the users or contributors of a blockchain network could damage its reputation and the reputation of blockchain networks generally.

The regulatory regimes governing blockchain technologies, blockchain assets and the purchase and sale of blockchain assets are uncertain, and new regulations or policies may materially adversely affect the development of blockchain networks and the use of blockchain assets.

Failure to keep up with rapid changes in industry-leading technology, products and services, and the risks above should they materialize could negatively impact the Company’s results of operations and its financial position.

f.	The financial statements of the Company as of and for the year ended December 31, 2021 were authorized for issuance in accordance with a resolution of the board of directors on April 27, 2022.

g.	Cyber Security Attack risk

INX networks operate based on some form of open-source software. An open source project is not represented, maintained or monitored by an official organization or authority. Because of the nature of open-source software projects, it may be easier for third parties not affiliated with the issuer to introduce weaknesses or bugs into the core infrastructure elements of the blockchain network. This could result in the corruption of the open-source code which may result in the loss or theft of blockchain assets.

Blockchain networks may be the target of malicious attacks seeking to identify and exploit weaknesses in the software. Such events may result in a loss of trust in the security and operation of blockchain networks and a decline in user activity which could have a negative impact on the Company.